5. PROVISION FOR INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2013
Provision For Income Taxes Tables
Schedule of effective income tax rate
	March 31, 2013	March 31, 2012
United States statutory income tax rate	35.0%	35.0%
Increase (decrease) in valuation allowance	0.6	(7.5)
Decrease in rate on income subject to Canadian income tax rates	-	-
Increase (decrease) in rate resulting from non-deductible expenses and deductible adjustments	0.1	0.1
	0.7	(7.4)
Effective income tax rate	35.7%	27.6%

Schedule of componenents of income tax expense
Components of Income Tax Expense	March 31, 2013	March 31, 2012
Federal U.S. Income Taxes
-Current	$30,874	$-
-Deferred	72,857	17,791
Foreign (Canadian and Provincial) Income Taxes	623,438	1,176,020
State Income Taxes
-Current	3,736	-
-Deferred	-	(30,360)

Total Income Tax Expense	$730,905	$1,163,451